Note 17 - Property, Plant, and Equipment - Reconciliation of Changes in Property, Plant, and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Statement Line Items [Line Items]
Balance at beginning of period		$ 149,102
Additions*		48,220	$ 31,479
Impairments@		(8,209)	(498)		$ 0
Balance at end of period		178,983	149,102
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		195,138	165,862
Additions*		47,348	31,479	[1]
Impairments@		(9,516)	(1,630)	[2]
Derecognised plant and equipment			(402)
Reallocations between asset classes #		0	0	[3]
Foreign exchange movement		(16)	(171)
Acquisition of Bilboes oxide assets (Tribute)		872
Balance at end of period		233,826	195,138		165,862
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments@			(1,133)
Derecognised plant and equipment		(1,307)	(230)
Foreign exchange movement		(27)	(30)
Balance at beginning of period		46,036	39,383
Depreciation for the year		10,141	8,046
Balance at end of period		54,843	46,036		39,383
Land and buildings [member]
Statement Line Items [Line Items]
Balance at beginning of period		7,100
Balance at end of period		6,844	7,100
Land and buildings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		14,435	11,315
Additions*		0	0	[1]
Impairments@		0	0	[2]
Derecognised plant and equipment			0
Reallocations between asset classes #		759	3,120	[3]
Foreign exchange movement		0	0
Acquisition of Bilboes oxide assets (Tribute)		0
Balance at end of period		15,194	14,435		11,315
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments@			0
Derecognised plant and equipment		0	0
Foreign exchange movement		0	0
Balance at beginning of period		7,335	6,233
Depreciation for the year		1,015	1,102
Balance at end of period		8,350	7,335		6,233
Right-of-use assets [member]
Statement Line Items [Line Items]
Balance at beginning of period		446
Balance at end of period		295	446
Right-of-use assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		543	442
Additions*		0	528	[1]
Impairments@		0	0	[2]
Derecognised plant and equipment			(402)
Reallocations between asset classes #		0	0	[3]
Foreign exchange movement		(18)	(25)
Acquisition of Bilboes oxide assets (Tribute)		0
Balance at end of period		525	543		442
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments@			0
Derecognised plant and equipment		0	(230)
Foreign exchange movement		(4)	(1)
Balance at beginning of period		97	213
Depreciation for the year		137	115
Balance at end of period		230	97		213
Mining assets [member]
Statement Line Items [Line Items]
Balance at beginning of period		65,004
Balance at end of period		69,786	65,004
Mining assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		73,914	23,983
Additions*		0	678	[1]
Impairments@		(8,518)	0	[2]
Derecognised plant and equipment			0
Reallocations between asset classes #		15,886	49,253	[3]
Foreign exchange movement		0	0
Acquisition of Bilboes oxide assets (Tribute)		872
Balance at end of period		82,154	73,914		23,983
Mining assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments@			0
Derecognised plant and equipment		(532)	0
Foreign exchange movement		0	0
Balance at beginning of period		8,910	6,443
Depreciation for the year		3,990	2,467
Balance at end of period		12,368	8,910		6,443
Assets under construction and decommissioning assets [member]
Statement Line Items [Line Items]
Balance at beginning of period	[4]	34,876
Balance at end of period	[4]	45,760	34,876
Assets under construction and decommissioning assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		35,476	84,856
Additions*		31,711	24,851	[1]
Impairments@		0	(65)	[2]
Derecognised plant and equipment			0
Reallocations between asset classes #		(20,734)	(74,166)	[3]
Foreign exchange movement		0	0
Acquisition of Bilboes oxide assets (Tribute)		0
Balance at end of period		46,453	35,476		84,856
Assets under construction and decommissioning assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments@	[4]		0
Derecognised plant and equipment	[4]	0	0
Foreign exchange movement	[4]	0	0
Balance at beginning of period	[4]	600	530
Depreciation for the year	[4]	93	70
Balance at end of period	[4]	693	600		530
Plant and equipment [member]
Statement Line Items [Line Items]
Balance at beginning of period		38,814
Balance at end of period		41,228	38,814
Plant and equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		64,319	40,644
Additions*		3,049	3,531	[1]
Impairments@		(998)	(1,565)	[2]
Derecognised plant and equipment			0
Reallocations between asset classes #		4,089	21,785	[3]
Foreign exchange movement		26	(76)
Acquisition of Bilboes oxide assets (Tribute)		0
Balance at end of period		70,485	64,319		40,644
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments@			(1,133)
Derecognised plant and equipment		(775)	0
Foreign exchange movement		0	0
Balance at beginning of period		25,505	22,685
Depreciation for the year		4,527	3,953
Balance at end of period		29,257	25,505		22,685
Fixtures and fittings [member]
Statement Line Items [Line Items]
Balance at beginning of period		384
Balance at end of period		463	384
Fixtures and fittings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		1,342	1,235
Additions*		243	134	[1]
Impairments@		0	0	[2]
Derecognised plant and equipment			0
Reallocations between asset classes #		0	8	[3]
Foreign exchange movement		(22)	(35)
Acquisition of Bilboes oxide assets (Tribute)		0
Balance at end of period		1,563	1,342		1,235
Fixtures and fittings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments@			0
Derecognised plant and equipment		0	0
Foreign exchange movement		(21)	(27)
Balance at beginning of period		958	849
Depreciation for the year		163	136
Balance at end of period		1,100	958		849
Motor vehicles [member]
Statement Line Items [Line Items]
Balance at beginning of period		538
Balance at end of period		469	538
Motor vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		3,169	2,995
Additions*		147	176	[1]
Impairments@		0	0	[2]
Derecognised plant and equipment			0
Reallocations between asset classes #		0	0	[3]
Foreign exchange movement		(2)	(2)
Acquisition of Bilboes oxide assets (Tribute)		0
Balance at end of period		3,314	3,169		2,995
Motor vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments@			0
Derecognised plant and equipment		0	0
Foreign exchange movement		(2)	(2)
Balance at beginning of period		2,631	2,430
Depreciation for the year		216	203
Balance at end of period		2,845	2,631		2,430
Solar plant [member]
Statement Line Items [Line Items]
Balance at beginning of period		1,940
Balance at end of period		14,138	1,940
Solar plant [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period	[5]	1,940	392
Additions*	[5]	12,198	1,581	[1]
Impairments@	[5]	0	0	[2]
Derecognised plant and equipment	[5]		0
Reallocations between asset classes #	[5]	0	0	[3]
Foreign exchange movement	[5]	0	(33)
Acquisition of Bilboes oxide assets (Tribute)	[5]	0
Balance at end of period	[5]	14,138	1,940		392
Solar plant [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments@			0
Derecognised plant and equipment		0	0
Foreign exchange movement		0	0
Balance at beginning of period		0	0
Depreciation for the year		0	0
Balance at end of period		$ 0	$ 0		$ 0

[1]	Included in additions is the change in estimate for the decommissioning asset of ($468) (2021: ($408)), refer to note 28.
[2]	Included in the 2022 impairments are development asset costs of $8,518 that predominantly relates to prospective areas above 750 meters at Blanket which are not included in the LoMP. Also included in the 2022 impairments are generator cost of $791 and loader bottom decks at a cost of $101, these assets were no longer in working conditions. Included in the 2021 impairments are gensets cost of $1,001 and guide ropes cost of $310 that were no longer in working condition. The carrying amount for these impaired assets were impaired to $Nil.
[3]	Included in the reallocation between asset classes is an amount of $18,509 for the Central Shaft that was reallocated from CWIP (Mine development, infrastructure and other) to Plant and equipment at the time of the commissioning of the Central Shaft.
[4]	Accumulated depreciation and depreciation under Assets under construction and decommissioning assets include depreciation on decommissioning assets.
[5]	The solar plant was fully commissioned on February 2, 2023 and the sale agreement between Caledonia Mining Corporation Plc and Caledonia Mining Services (Private) Limited was concluded for the sale of the solar plant. Depreciation on the solar plant started on February 2, 2023 and the power purchase agreement, between Caledonia Mining Services (Private) Limited and Blanket Mine, became effective. In December 2022, the Caledonia board approved a proposal for Caledonia Mining Services (PvT) Ltd (which owns the solar plant) to issue loan note instruments (“bonds”) up to a value of $12,000. The decision was taken in order to optimise the capital structure of the Group and provide additional debt instruments to the Zimbabwean financial market. The bonds have an interest rate of 9.5% payable bi-annually and have a tenor of 3 years from the date of issue. The bond repayments are guaranteed by the Company and post December 31, 2022 $4.5 million was issued to Zimbabwean registered commercial entities.